File No. 333-90507    CIK #1025521

                       Securities and Exchange Commission
                          Washington, D. C. 20549-1004

                                 Post-Effective
                                 Amendment No. 4
                                       to
                                    Form S-6

              For Registration under the Securities Act of 1933 of
               Securities of Unit Investment Trusts Registered on
                                   Form N-8B-2

                     Van Kampen Focus Portfolios, Series 190
                              (Exact Name of Trust)

                              Van Kampen Funds Inc.
                            (Exact Name of Depositor)

                           1221 Avenue of the Americas
                            New York, New York 10020
          (Complete address of Depositor's principal executive offices)


  VAN KAMPEN FUNDS INC.                               CHAPMAN AND CUTLER LLP
  Attention: A. Thomas Smith III                      Attention: Mark J. Kneedy
  1221 Avenue of the Americas                         111 West Monroe Street
  New York, New York 10020                            Chicago, Illinois 60603

               (Name and complete address of agents for service)

     ( X ) Check if it is proposed that this filing will become effective on February 23, 2004 pursuant to paragraph (b) of Rule 485.





VAN KAMPEN FOCUS PORTFOLIOS, SERIES 190

GREAT AMERICAN EQUITIES TRUST, SERIES 3
GREAT AMERICAN VALUE TRUST, SERIES 1

--------------------------------------------------------------------------------
                               PROSPECTUS PART ONE

    NOTE: Part I of this Prospectus may not be distributed unless accompanied by Part II.
        Please retain both parts of this Prospectus for future reference.
--------------------------------------------------------------------------------



                                    THE TRUST

         Van Kampen Focus Portfolios, Series 190 includes the separate underlying unit investment trusts described above (the "Trusts"). Each Trust seeks to increase the value of your investment by investing in a diversified portfolio of common stocks selected by NatCity Investments, Inc. The Great American Value Trust also seeks to provide dividend income.

    THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF
      THE UNITS OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS.
            ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                THE DATE OF THIS PROSPECTUS IS FEBRUARY 23, 2004

                        VAN KAMPEN FOCUS PORTFOLIOS (SM)
                       A DIVISION OF VAN KAMPEN FUNDS INC.
                     VAN KAMPEN FOCUS PORTFOLIOS, SERIES 190

                     GREAT AMERICAN EQUITIES TRUST, SERIES 3
                      GREAT AMERICAN VALUE TRUST, SERIES 1
                   SUMMARY OF ESSENTIAL FINANCIAL INFORMATION
                             AS OF DECEMBER 2, 2003
                         SPONSOR: VAN KAMPEN FUNDS INC.
                SUPERVISOR: VAN KAMPEN INVESTMENT ADVISORY CORP.
                          (AN AFFILIATE OF THE SPONSOR)
                         EVALUATOR: THE BANK OF NEW YORK
                          TRUSTEE: THE BANK OF NEW YORK

                                                                                       GREAT                GREAT
                                                                                     AMERICAN             AMERICAN
                                                                                     EQUITIES               VALUE
                                                                                       TRUST                TRUST
                                                                                -----------------    ----------------
GENERAL INFORMATION
Number of Units                                                                       166,506.000          93,168.879
Fractional Undivided Interest in Trust per Unit                                     1/166,506.000        1/93,168.879
Public Offering Price:
      Aggregate Value of Securities in Portfolio (1)                            $    1,130,061.31    $   1,051,989.03
      Aggregate Value of Securities per Unit (including accumulated dividends)  $         6.78690    $       11.29120
      Sales Charge 3.00% (3.093% of Aggregate Value of Securities excluding
         principal cash per Unit) (3)                                           $          .20990    $         .34920
      Public Offering Price per Unit (2)(3)                                     $         6.99680    $       11.64040
Redemption Price per Unit                                                       $         6.78690    $       11.29120
Secondary Market Repurchase Price per Unit                                      $         6.78690    $       11.29120
Excess of Public Offering Price per Unit Over Redemption Price per Unit         $          .20990    $         .34920

Supervisor's Annual Supervisory Fee                  $.0025 per Unit
Sponsor's Annual Bookkeeping
   and Administration Fee                            $.0010 per Unit
Evaluator's Annual Fee                               $.0015 per Unit

Evaluation Time                                      Close of the New York Stock Exchange
Initial Date of Deposit                              December 7, 1999
Mandatory Termination Date                           December 7, 2004

Minimum Termination Value                            The Trust may be terminated if the
                                                     net asset value of such
                                                     Trust is less than $500,000
                                                     unless the net asset value
                                                     of such Trust deposits has
                                                     exceeded $15,000,000, then
                                                     the Trust Agreement may be
                                                     terminated if the net asset
                                                     value of such Trust is less
                                                     than $3,000,000.

Estimated Annual Expenses per Unit (1)                                          $          .03823    $         .05344
Estimated Net Annual Dividends per Unit                                         $          .08037    $         .27580

Trustee's Annual fee                                 $.008 per Unit

Income Distribution Record Date                      TENTH day of March, June, September and December.
Income Distribution Date                             TWENTY-FIFTH day of March, June, September and December.
Capital Account Record Date                          TENTH day of March, June, September and December.
Capital Account Distribution Date                    TWENTY-FIFTH day of March, June, September and December.


--------------------------------------------------------------------------------

(1) Equity Securities are valued at the closing sale price, or if no such price exists, at the closing bid price thereof.

(2) Anyone ordering Units will have added to the Public Offering Price a pro rata share of any cash in the Income and Capital Accounts.

(3) Effective on each December 7th, the secondary sales charge will decrease by .5 of 1% to a minimum sales charge of 3.0%.

                     GREAT AMERICAN EQUITIES TRUST, SERIES 3
                              PER UNIT INFORMATION
                                                               2000 (1)         2001           2002           2003
                                                              ------------   ------------  ------------   ------------
Net asset value per Unit at beginning of period............  $        9.90  $       10.44 $        6.74  $        6.02
                                                              ============   ============  ============   ============
Net asset value per Unit at end of period..................  $       10.44  $        6.74 $        6.02  $        6.81
                                                              ============   ============  ============   ============
Distributions to Unitholders of investment income including
   accumulated dividends paid on Units redeemed
   (average Units outstanding for entire period)...........  $        0.04  $        0.06 $        0.07  $        0.08
                                                              ============   ============  ============   ============
Distributions to Unitholders from Equity Security sales
   proceeds (average Units outstanding for entire period)..  $          --  $          -- $          --  $          --
                                                              ============   ============  ============   ============
Unrealized appreciation (depreciation) of Equity Securities
   (per Unit outstanding at end of period).................  $        0.65  $      (3.60) $        1.07  $        1.94
                                                              ============   ============  ============   ============
Units outstanding at end of period.........................        388,282        346,059       228,496        170,425

--------------------------------------------------------------------------------

(1)  For the period from December 7, 1999 (date of deposit) through October 31,
     2000.

                      GREAT AMERICAN VALUE TRUST, SERIES 1
                              PER UNIT INFORMATION
                                                               2000 (1)         2001           2002           2003
                                                              ------------   ------------  ------------   ------------
Net asset value per Unit at beginning of period............  $        9.90  $        9.66 $        9.84  $        9.48
                                                              ============   ============  ============   ============
Net asset value per Unit at end of period..................  $        9.66  $        9.84 $        9.48  $       10.77
                                                              ============   ============  ============   ============
Distributions to Unitholders of investment income including
   accumulated dividends paid on Units redeemed
   (average Units outstanding for entire period)...........  $        0.24  $        0.28 $        0.28  $        0.28
                                                              ============   ============  ============   ============
Distributions to Unitholders from Equity Security sales
   proceeds (average Units outstanding for entire period)..  $          --  $          -- $          --  $          --
                                                              ============   ============  ============   ============
Unrealized appreciation (depreciation) of Equity Securities
   (per Unit outstanding at end of period).................  $        0.04  $        0.35 $      (0.40)  $        1.34
                                                              ============   ============  ============   ============
Units outstanding at end of period.........................        199,894        173,718       117,472         93,169

--------------------------------------------------------------------------------

(1)  For the period from December 7, 1999 (date of deposit) through October 31,
     2000.

               REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

TO THE BOARD OF DIRECTORS OF VAN KAMPEN FUNDS INC. AND THE UNITHOLDERS OF VAN KAMPEN FOCUS PORTFOLIOS, SERIES 190 (GREAT AMERICAN EQUITIES TRUST, SERIES 3 AND GREAT AMERICAN VALUE TRUST, SERIES 1):

   We have audited the accompanying statements of condition (including the analyses of net assets) and the related portfolio of Van Kampen Focus Portfolios, Series 190 (Great American Equities Trust, Series 3 and Great American Value Trust, Series 1) as of October 31, 2003 and the related statements of operations and changes in net assets for each of the three years ended October 31, 2003. These statements are the responsibility of the Trustee and the Sponsor. Our responsibility is to express an opinion on such statements based on our audits.

   We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at October 31, 2003 by correspondence with the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Trustee and the Sponsor, as well as evaluating the overall financial statement presentation. We believe our audits provide a reasonable basis for our opinion.

   In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Van Kampen Focus Portfolios, Series 190 (Great American Equities Trust, Series 3 and Great American Value Trust, Series 1) as of October 31, 2003 and the results of operations and changes in net assets for each of the three years ended October 31, 2003, in conformity with accounting principles generally accepted in the United States of America.

                                                              GRANT THORNTON LLP

   Chicago, Illinois
   December 12, 2003

                     VAN KAMPEN FOCUS PORTFOLIOS, SERIES 190
                             STATEMENTS OF CONDITION
                                OCTOBER 31, 2003
                                                                                        GREAT              GREAT
                                                                                      AMERICAN           AMERICAN
                                                                                      EQUITIES             VALUE
                                                                                        TRUST              TRUST
                                                                                -------------------  -----------------
   Trust property
      Cash                                                                      $                --  $           1,245
      Securities at market value, (cost $1,578,027 and $855,044) (note 1)                 1,159,271          1,001,235
      Accumulated dividends                                                                   1,035                784
      Receivables for securities sold                                                            --                 --
                                                                                -------------------  -----------------
                                                                                $         1,160,306  $       1,003,264
                                                                                ===================  =================
   Liabilities and interest to Unitholders
      Cash Overdraft                                                            $                58  $              --
      Redemptions payable                                                                        --                 --
      Interest to Unitholders                                                             1,160,248          1,003,264
                                                                                -------------------  -----------------
                                                                                $        1,160,306   $       1,003,264
                                                                                -------------------  -----------------

                             ANALYSES OF NET ASSETS

   Interest of Unitholders (170,425 and 93,169 Units of fractional undivided interest outstanding)
      Cost to original investors of 389,857 and 200,747 Units (note 1)          $         4,094,146  $       2,031,794
        Less initial underwriting commission (note 3)                                       195,882             97,104
                                                                                -------------------  -----------------
                                                                                          3,898,264          1,934,690
        Less redemption of 219,432 and 107,578 Units                                      1,468,320          1,112,510
                                                                                -------------------  -----------------
                                                                                          2,429,944            822,180
      Overdistributed net investment income
        Net Investment Income                                                                40,107            140,244
        Less distributions to Unitholders                                                    73,900            158,183
                                                                                -------------------  -----------------
                                                                                           (33,793)           (17,939)
      Realized gain (loss) on Securities sale                                             (685,925)            117,602
      Unrealized appreciation (depreciation) of Securities (note 2)                       (418,756)            146,191
      Distributions to Unitholders of Security sale proceeds                                     --                 --
      Deferred sales charge                                                               (131,222)           (64,770)
                                                                                -------------------  -----------------
          Net asset value to Unitholders                                        $         1,160,248  $       1,003,264
                                                                                ===================  =================
   Net asset value per Unit (170,425 and 93,169 Units outstanding)              $              6.81  $           10.77
                                                                                ===================  =================


        The accompanying notes are an integral part of these statements.


                     GREAT AMERICAN EQUITIES TRUST, SERIES 3
                            STATEMENTS OF OPERATIONS
                             YEARS ENDED OCTOBER 31,

                                                                                   2001          2002           2003
                                                                               ------------   ------------   ------------
   Investment income
      Dividend income......................................................    $    23,027    $    19,347    $    14,903
      Expenses
         Trustee fees and expenses.........................................          6,456          6,202          5,590
         Evaluator fees....................................................            858            214            471
         Organizational fees...............................................             --            --              --
         Supervisory fees..................................................            764            246            252
                                                                               ------------   ------------   ------------
            Total expenses.................................................          8,078          6,662          6,313
                                                                               ------------   ------------   ------------
         Net investment income.............................................         14,949         12,685          8,590
   Realized gain (loss) from Securities sale
      Proceeds.............................................................        408,036        790,274        360,644
      Cost.................................................................        506,898      1,197,279        547,254
                                                                               ------------   ------------   ------------
         Realized gain (loss)..............................................        (98,862)      (407,005)      (186,610)
   Net change in unrealized appreciation (depreciation) of Securities......     (1,247,119)       244,020        330,463
                                                                               ------------   ------------   ------------
         NET INCREASE (DECREASE) IN NET ASSETS
            RESULTING FROM OPERATIONS......................................    $(1,331,032)   $  (150,300)   $   152,443
                                                                               ============   ============   ============

                       STATEMENTS OF CHANGES IN NET ASSETS
                             YEARS ENDED OCTOBER 31,

                                                                                   2001          2002           2003
                                                                               ------------   ------------   ------------
   Operations:
      Net investment income................................................    $    14,949    $    12,685    $     8,590
      Realized gain (loss) on Securities sales.............................        (98,862)      (407,005)      (186,610)
      Net change in unrealized appreciation (depreciation) of Securities...     (1,247,119)       244,020        330,463
                                                                               ------------   ------------   ------------
         Net increase (decrease) in net assets resulting from operations...     (1,331,032)      (150,300)       152,443
   Distributions to Unitholders from:
      Net investment income................................................        (23,366)       (20,503)       (14,942)
      Security sale or redemption proceeds.................................             --            --              --
      Redemption of Units..................................................       (313,903)      (784,932)      (352,251)
      Deferred sales charge................................................        (54,356)           --              --
                                                                               ------------   ------------   ------------
         Total increase (decrease).........................................     (1,722,657)      (955,735)      (214,750)
   Net asset value to Unitholders
      Beginning of period..................................................      4,053,390      2,330,733      1,374,998
      Additional Securities purchased from the proceeds of Unit Sales......             --            --              --
                                                                               ------------   ------------   ------------
      End of period (including overdistributed net investment income of
         $(19,623). $(27,441) and $(33,793), respectively).................    $ 2,330,733    $ 1,374,998    $ 1,160,248
                                                                               ============   ============   ============


        The accompanying notes are an integral part of these statements.


                      GREAT AMERICAN VALUE TRUST, SERIES 1
                            STATEMENTS OF OPERATIONS
                             YEARS ENDED OCTOBER 31,
                                                                                   2001          2002           2003
                                                                               ------------   ------------   ------------
   Investment income
      Dividend income......................................................    $    50,821    $    39,170    $    28,450
      Expenses
         Trustee fees and expenses.........................................          4,922          4,630          4,538
         Evaluator fees....................................................            442            111            244
         Organizational fees...............................................             --            --              --
         Supervisory fees..................................................            392            137            142
                                                                               ------------   ------------    ------------
            Total expenses.................................................          5,756          4,878          4,924
                                                                               ------------   ------------   ------------
         Net investment income.............................................         45,065         34,292         23,526
   Realized gain (loss) from Securities sale
      Proceeds.............................................................        326,184        606,323        243,544
      Cost.................................................................        306,798        542,494        239,924
                                                                               ------------   ------------   ------------
         Realized gain (loss)..............................................         19,386         63,829          3,620
   Net change in unrealized appreciation (depreciation) of Securities......         61,492        (47,514)       124,453
                                                                               ------------   ------------   ------------
         NET INCREASE (DECREASE) IN NET ASSETS
            RESULTING FROM OPERATIONS......................................    $   125,943    $    50,607    $   151,599
                                                                               ============   ============   ============

                       STATEMENTS OF CHANGES IN NET ASSETS
                             YEARS ENDED OCTOBER 31,

                                                                                   2001          2002           2003
                                                                               ------------   ------------   ------------
   Operations:
      Net investment income................................................    $    45,065    $    34,292    $    23,526
      Realized gain (loss) on Securities sales.............................         19,386         63,829          3,620
      Net change in unrealized appreciation (depreciation) of Securities...         61,492        (47,514)       124,453
                                                                               ------------   ------------   ------------
         Net increase (decrease) in net assets resulting from operations...        125,943         50,607        151,599
   Distributions to Unitholders from:
      Net investment income................................................        (53,750)       (40,037)       (28,737)
      Security sale or redemption proceeds.................................             --            --              --
      Redemption of Units..................................................       (265,069)      (606,342)      (233,623)
      Deferred sales charge................................................        (27,724)           --              --
                                                                               ------------   ------------   ------------
         Total increase (decrease).........................................       (220,600)      (595,772)      (110,761)
   Net asset value to Unitholders
      Beginning of period..................................................      1,930,397      1,709,797      1,114,025
      Additional Securities purchased from the proceeds of Unit Sales......             --            --              --
                                                                               ------------   ------------   ------------
      End of period (including un(over)distributed net investment income of
         $(6,983), $(12,728) and $(17,939), respectively)..................    $ 1,709,797    $ 1,114,025    $ 1,003,264
                                                                               ============   ============   ============


        The accompanying notes are an integral part of these statements.

GREAT AMERICAN EQUITIES TRUST, SERIES 3                                               PORTFOLIO AS OF OCTOBER 31, 2003
----------------------------------------------------------------------------------------------------------------------
                                                                                                         VALUATION OF
NUMBER                                                                                   MARKET VALUE     SECURITIES
OF SHARES          NAME OF ISSUER (NOTE 5)                                                 PER SHARE       (NOTE 1)
----------------------------------------------------------------------------------------------------------------------
            936   American International Group, Inc.                                    $  60.8300      $       56,937
----------------------------------------------------------------------------------------------------------------------
          2,477   Charles Schwab Corporation                                                13.5600             33,588
----------------------------------------------------------------------------------------------------------------------
          1,346   Cisco Systems, Inc.                                                       20.9800             28,239
----------------------------------------------------------------------------------------------------------------------
            768   Clear Channel Communications, Inc.                                        40.8200             31,350
----------------------------------------------------------------------------------------------------------------------
          1,293   Clorox Company                                                            45.3000             58,573
----------------------------------------------------------------------------------------------------------------------
          1,433   Dell, Inc.                                                                36.0000             51,588
----------------------------------------------------------------------------------------------------------------------
          3,654   Ecolab, Inc.                                                              26.8900             98,256
----------------------------------------------------------------------------------------------------------------------
          1,368   EMC Corporation                                                           13.8400             18,933
----------------------------------------------------------------------------------------------------------------------
          1,401   General Electric Company                                                  29.0100             40,643
----------------------------------------------------------------------------------------------------------------------
          1,160   Home Depot, Inc.                                                          37.0700             43,001
----------------------------------------------------------------------------------------------------------------------
          1,624   Intel Corporation                                                         33.0500             53,673
----------------------------------------------------------------------------------------------------------------------
            579   International Business Machines Corporation                               89.4800             51,809
----------------------------------------------------------------------------------------------------------------------
          1,346   Johnson & Johnson                                                         50.3300             67,744
----------------------------------------------------------------------------------------------------------------------
            811   Lucent Technologies                                                        3.2000              2,595
----------------------------------------------------------------------------------------------------------------------
          1,368   Maxim Integrated Products, Inc.                                           49.7100             68,003
----------------------------------------------------------------------------------------------------------------------
             69   McData Corporation                                                        10.3300                713
----------------------------------------------------------------------------------------------------------------------
            104   Medco Health Solutions                                                    33.2000              3,453
----------------------------------------------------------------------------------------------------------------------
          1,647   Medtronic, Inc.                                                           45.5700             75,054
----------------------------------------------------------------------------------------------------------------------
            853   Merck & Company, Inc.                                                     44.2500             37,745
----------------------------------------------------------------------------------------------------------------------
          1,361   Microsoft Corporation                                                     26.1500             35,590
----------------------------------------------------------------------------------------------------------------------
          1,208   SBC Communications, Inc.                                                  23.9800             28,968
----------------------------------------------------------------------------------------------------------------------
          1,077   Schlumberger, Limited                                                     46.9700             50,587
----------------------------------------------------------------------------------------------------------------------
          1,770   Sun Microsystems, Inc.                                                     3.9600              7,009
----------------------------------------------------------------------------------------------------------------------
            226   Transocean Sedco Forex, Inc.                                              19.1900              4,337
----------------------------------------------------------------------------------------------------------------------
          2,000   Walgreen Company                                                          34.8200             69,640
----------------------------------------------------------------------------------------------------------------------
          1,089   Wal-Mart Stores, Inc.                                                     58.9500             64,197
----------------------------------------------------------------------------------------------------------------------
          1,368   Wells Fargo Company                                                       56.3200             77,046
---------------                                                                                         --------------
         34,336                                                                                         $    1,159,271
===============                                                                                         ==============


--------------------------------------------------------------------------------

The accompanying notes are an integral part of these statements.

GREAT AMERICAN VALUE TRUST, SERIES 1                                                  PORTFOLIO AS OF OCTOBER 31, 2003
----------------------------------------------------------------------------------------------------------------------
                                                                                                         VALUATION OF
NUMBER                                                                                   MARKET VALUE     SECURITIES
OF SHARES          NAME OF ISSUER (NOTE 5)                                                 PER SHARE       (NOTE 1)
----------------------------------------------------------------------------------------------------------------------
            756   3M Company                                                            $  78.8700      $       59,626
----------------------------------------------------------------------------------------------------------------------
          1,153   Air Products and Chemicals, Inc.                                          45.4100             52,358
----------------------------------------------------------------------------------------------------------------------
          1,649   AmSouth Bancorporation                                                    23.6200             38,949
----------------------------------------------------------------------------------------------------------------------
            665   Bank of America Corporation                                               75.7300             50,360
----------------------------------------------------------------------------------------------------------------------
          1,391   Becton, Dickinson & Company                                               36.5600             50,855
----------------------------------------------------------------------------------------------------------------------
            672   Chubb Corporation                                                         66.8100             44,896
----------------------------------------------------------------------------------------------------------------------
            646   ConocoPhillips                                                            57.1500             36,919
----------------------------------------------------------------------------------------------------------------------
          1,739   Crown Holdings, Inc.                                                       7.9000             13,738
----------------------------------------------------------------------------------------------------------------------
          1,446   Duke Energy Corporation                                                   18.1500             26,245
----------------------------------------------------------------------------------------------------------------------
            693   Ford Motor Company                                                        12.1300              8,406
----------------------------------------------------------------------------------------------------------------------
          1,097   Fortune Brands, Inc.                                                      65.1500             71,470
----------------------------------------------------------------------------------------------------------------------
          1,595   H&R Block, Inc.                                                           47.0900             75,109
----------------------------------------------------------------------------------------------------------------------
            822   Hartford Financial Services Group, Inc.                                   54.9000             45,128
----------------------------------------------------------------------------------------------------------------------
            697   J.P. Morgan Chase & Company                                               35.9000             25,022
----------------------------------------------------------------------------------------------------------------------
          1,407   Marathon Oil Coporation                                                   29.5700             41,605
----------------------------------------------------------------------------------------------------------------------
          1,004   Mellon Financial Corporation                                              29.8700             29,989
----------------------------------------------------------------------------------------------------------------------
          1,077   Newell Rubbermaid, Inc.                                                   22.8000             24,556
----------------------------------------------------------------------------------------------------------------------
          1,702   Norfolk Southern Corporation                                              20.1500             34,295
----------------------------------------------------------------------------------------------------------------------
            621   PPG Industries, Inc.                                                      57.6500             35,801
----------------------------------------------------------------------------------------------------------------------
          1,543   R. R. Donnelly & Sons Company                                             26.0000             40,118
----------------------------------------------------------------------------------------------------------------------
          2,962   Servicemaster Company                                                     11.4700             33,974
----------------------------------------------------------------------------------------------------------------------
          1,630   Sonoco Products Company                                                   21.2700             34,670
----------------------------------------------------------------------------------------------------------------------
          1,906   SouthTrust Corporation                                                    31.8500             60,706
----------------------------------------------------------------------------------------------------------------------
            103   Visteon Corporation                                                        6.4600                665
----------------------------------------------------------------------------------------------------------------------
          1,386   Xerox Corporation                                                         10.5000             14,553
----------------------------------------------------------------------------------------------------------------------
            737   XL Capital, Ltd.                                                          69.5000             51,222
---------------                                                                                         --------------
         31,099                                                                                         $    1,001,235
===============                                                                                         ==============


--------------------------------------------------------------------------------

The accompanying notes are an integral part of these statements.

                    VAN KAMPEN FOCUS PORTFOLIOS, SERIES 190
                         NOTES TO FINANCIAL STATEMENTS
                        OCTOBER 31, 2001, 2002 AND 2003

--------------------------------------------------------------------------------

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

   Security Valuation - Securities are valued at the last closing sales price or, if no such price exists, at the closing bid price thereof. Treasury Obligations are valued at the closing bid price.

   Security Cost - The original cost to the Trust of the Securities was based on the closing sale prices or, if no such price exists, the closing asked prices. The cost was determined on the day of the various Dates of Deposit.

   Unit Valuation - The redemption price per Unit is the pro rata share of each Unit based upon (1) the cash on hand in the Trust or monies in the process of being collected, (2) the Securities in the Trust based on the value as described in Note 1 and (3) accumulated dividends thereon, less accrued expenses of the Trust, if any.

   Federal Income Taxes - Each Unitholder is considered to be the owner of a pro rata portion of the trust and, accordingly, no provision has been made for Federal Income Taxes.

   Other - The financial statements are presented on the accrual basis of accounting. Any realized gains or losses from securities transactions are reported on an identified cost basis.

NOTE 2 - PORTFOLIO

   Unrealized Appreciation and Depreciation - An analysis of net unrealized appreciation (depreciation) at October 31, 2003 is as follows:

                                      GREAT              GREAT
                                    AMERICAN            AMERICAN
                                    EQUITIES             VALUE
                                      TRUST              TRUST
                                    ---------          ---------
   Unrealized Appreciation          $  59,479          $ 256,551
   Unrealized Depreciation           (478,235)          (110,360)
                                    ---------          ---------
                                    $(418,756)         $ 146,191
                                    =========          =========

NOTE 3 - OTHER

   Marketability - Although it is not obligated to do so, the Sponsor intends to maintain a market for Units and to continuously offer to purchase Units at prices, subject to change at any time, based upon the value of the Securities in the portfolio of the Trust valued as described in Note 1, plus accumulated dividends to the date of settlement. If the supply of Units exceeds demand, or for other business reasons, the Sponsor may discontinue purchases of Units at such prices. In the event that a market is not maintained for the Units, a Unitholder desiring to dispose of his Units may be able to do so only by tendering such units to the Trustee for redemption at the redemption price.

   Cost to Investors - The cost to original investors was based on adding to the underlying value of the Securities per Unit on the date of an investor's purchase, plus an amount equal to the difference between the maximum sales charge of 4.5% of the public offering price which is equivalent to 4.712% of the aggregate underlying value of the Securities. Effective December 7th, commencing December 7, 2000, the secondary sales charge will decrease by .5 of 1% to a minimum sales charge of 3.0%.

   Compensation of Evaluator and Supervisor - The Supervisor receives a fee for providing portfolio supervisory services for the Trust ($.0025 per Unit, not to exceed the aggregate cost of the Supervisor for providing such services to all applicable Trusts). The Evaluator receives an annual fee for regularly evaluating the Trust's portfolio. Both fees may be adjusted for increases under the category "All Services Less Rent of Shelter" in the Consumer Price Index.

NOTE 4 - REDEMPTION OF UNITS Units were presented for redemption as follows:

                                               YEARS ENDED OCTOBER 31,
                                       2001            2002            2003
                                  --------------  --------------  --------------
   Great American Equities Trust      42,223          117,563         58,071
   Great American Value Trust         26,176          56,246          24,303

NOTE 5 - OTHER MATTERS

   After the close of trading on June 25, 2002 WorldCom, Inc., a holding in the Great American Equities Trust, Series 3, announced that it had engaged in improper accounting practices and would have to restate its earnings. On June 26, 2002, before the open of trading, the Nasdaq Stock Market halted trading in WorldCom stocks. The related stocks remained halted until July 1, 2002 at which time each stock was sold from the Trust.

   WorldCom, Inc. common stock is composed of 2 classes of stock, each intended to track performance of the two distinct divisions of the company, WorldCom Group and MCI Group. Both of these tracking stocks were held in the Trust.




                            NATCITY INVESTMENTS, INC.

GREAT AMERICAN EQUITIES TRUST
GREAT AMERICAN VALUE TRUST

--------------------------------------------------------------------------------

   The Trusts seek to increase the value of your Units by investing in a diversified portfolio of common stocks selected by NatCity Investments, Inc. Of course, we cannot guarantee that the Trusts will achieve their objective.

                               PROSPECTUS PART II

       YOU SHOULD READ THIS PROSPECTUS AND RETAIN IT FOR FUTURE REFERENCE.

      NOTE: THIS PROSPECTUS MAY BE USED ONLY WHEN ACCOMPANIED BY PART ONE.

        THIS PROSPECTUS IS DATED AS OF THE DATE OF THE PROSPECTUS PART I
                     ACCOMPANYING THIS PROSPECTUS PART II.

--------------------------------------------------------------------------------

     The Securities and Exchange Commission has not approved or disapproved of the Units or passed upon the adequacy or accuracy of this prospectus.

               Any contrary representation is a criminal offense.




THE TRUSTS
--------------------------------------------------------------------------------

   The Trusts were created under the laws of the State of New York pursuant to a Trust Indenture and Trust Agreement (the "Trust Agreement"), dated the Initial Date of Deposit, among Van Kampen Funds Inc., as Sponsor, Van Kampen Investment Advisory Corp., as Supervisor, The Bank of New York, as Trustee and Evaluator, or their predecessors. Effective April 23, 2001, American Portfolio Evaluation Services, a division of Van Kampen Investment Advisory Corp., resigned as Evaluator and the Bank of New York was appointed successor Evaluator.

   The Trusts offer the opportunity to purchase Units representing proportionate interests in a portfolio of equity securities. The Trusts may be an appropriate medium for investors who desire to participate in a portfolio of common stocks with greater diversification than they might be able to acquire individually.

   On the Initial Date of Deposit, the Sponsor deposited delivery statements relating to contracts for the purchase of the Securities and an irrevocable letter of credit in the amount required for these purchases with the Trustee. In exchange for these contracts the Trustee delivered to the Sponsor documentation evidencing the ownership of Units of the Trusts. Unless otherwise terminated as provided in the Trust Agreement, the Trusts will terminate on the Mandatory Termination Date and any remaining Securities will be liquidated or distributed by the Trustee within a reasonable time. As used in this Prospectus the term "Securities" means the securities (including contracts to purchase these securities) listed in "Portfolio" in Part One and any additional securities deposited into the Trusts.

   Additional Units may be issued at any time by depositing in the Trusts (i) additional Securities, (ii) contracts to purchase Securities together with cash or irrevocable letters of credit or (iii) cash (or a letter of credit or the equivalent) with instructions to purchase additional Securities. As additional Units are issued by the Trusts, the aggregate value of the Securities will be increased and the fractional undivided interest represented by each Unit will be decreased. The Sponsor may continue to make additional deposits into the Trusts following the Initial Date of Deposit provided that the additional deposits will be in amounts which will maintain, as nearly as practicable, the same percentage relationship among the number of shares of each Security in the Trusts' respective portfolio that existed immediately prior to the subsequent deposit. Investors may experience a dilution of their investments and a reduction in their anticipated income because of fluctuations in the prices of the Securities between the time of the deposit and the purchase of the Securities and because the Trusts will pay the associated brokerage or acquisition fees.

   Each Unit initially offered represents an undivided interest in the respective Trust. To the extent that any Units are redeemed by the Trustee or additional Units are issued as a result of additional Securities being deposited by the Sponsor, the fractional undivided interest in such Trust represented by each unredeemed Unit will increase or decrease accordingly, although the actual interest in such Trust will remain unchanged. Units will remain outstanding until redeemed upon tender to the Trustee by Unitholders, which may include the Sponsor, or until the termination of the Trust Agreement.

   The Trusts consist of (a) the Securities (including contracts for the purchase thereof) listed under the "Portfolio" in Part One as may continue to be held from time to time in the Trusts, (b) any additional Securities acquired and held by the Trusts pursuant to the provisions of the Trust Agreement and (c) any cash held in the related Income and Capital Accounts. Neither the Sponsor nor the Trustee shall be liable in any way for any failure in any of the Securities.

OBJECTIVES AND SECURITIES SELECTION
--------------------------------------------------------------------------------

   Each Trust's objective is to provide capital appreciation by investing in a portfolio of equity securities selected by NatCity Investments, Inc. ("NatCity").

   GREAT AMERICAN EQUITIES TRUST. The Trust seeks to increase the value of your Units over time by investing in a diversified portfolio of common stocks selected by NatCity. NatCity attempted to select stocks of companies with extensive domestic and international operations that represent sound investment opportunities.

   As with any investment, we cannot guarantee that the Trust will achieve its objective. The value of your Units may fall below the price you paid for the Units. You should read the "Risk Factors" section before you invest.

   GREAT AMERICAN VALUE TRUST. The Trust seeks to increase the value of your Units over time and provide dividend income by investing in a diversified portfolio of common stocks selected by NatCity. NatCity attempted to select stocks of companies with extensive domestic and international operations that represent sound investment opportunities.

   As with any investment, we cannot guarantee that the Trust will achieve its objective. The value of your Units may fall below the price you paid for the Units. You should read the "Risk Factors" section before you invest.

   ABOUT NATCITY. NatCity is the investment banking and full-service brokerage subsidiary of National City Corporation, a diversified financial services company based in Cleveland, Ohio. National City Corporation operates banks and other financial services subsidiaries principally in Ohio, Kentucky, Illinois, Michigan, Indiana and Pennsylvania. NatCity provides a full array of financial products and services to individual investors. Coupled with an experienced staff of financial consultants, NatCity offers unique and genuine advantages to clients in terms of resources, value, and clear focus on each investor's personal financial goals. NatCity also provides market-making services for medium and small companies in the Midwest. NatCity Investments is not a bank. Neither the FDIC nor any bank guarantees your investment.

   NatCity uses the list of Securities in its independent capacity as an investment adviser and distributes this information to various individuals and entities. NatCity may recommend or effect transactions in the Securities. This may have an adverse effect on the prices of the Securities. This also may have an impact on the price your Trust pays for the Securities and the price received upon Unit redemptions or Trust termination.

   NatCity acts as agent or principal in connection with the purchase and sale of equity securities, including the Securities, and may act as a market maker in the Securities. NatCity also issues reports and makes recommendations on the Securities. NatCity's research department may receive compensation based on commissions generated by research and/or sales of Units.

   You should note that NatCity applied the selection criteria to the Securities for inclusion in your Trust as of the Initial Date of Deposit. After this date, the Securities may no longer meet the selection criteria. Should a Security no longer meet the selection criteria, we will generally not remove the Security from the portfolio.

RISK FACTORS
--------------------------------------------------------------------------------

   PRICE VOLATILITY. The Trusts invest in common stocks. The value of Units will fluctuate with the value of these stocks and may be more or less than the price you originally paid for your Units. The market value of common stocks sometimes moves up or down rapidly and unpredictably. Because the Trusts are unmanaged, the Trustee will not sell stocks in response to market fluctuations as is common in managed investments. As with any investment, we cannot guarantee that the performance of your Trust will be positive over any period of time.

   DIVIDENDS. Common stocks represent ownership interests in the issuers and are not obligations of the issuers. Accordingly, common stockholders have a right to receive dividends only after the company has provided for payment of its creditors, bondholders and preferred stockholders. Common stocks do not assure dividend payments. Dividends are paid only when declared by an issuer's board of directors and the amount of any dividend may vary over time.

   CONSUMER PRODUCTS COMPANIES. The Trusts invest in a significant number of issuers within the consumer goods industry. These companies include companies in the non-durable consumer goods, food and beverage, and pharmaceuticals sectors. You should understand the risks of these companies before you invest. These companies face risks due to cyclicality of revenues and earnings, changing consumer demands, regulatory restrictions, products liability litigation, extensive competition, foreign tariffs, foreign exchange rates, transportation costs, the cost of raw materials, unfunded pension fund liabilities and employee and retiree benefit costs and financial deterioration resulting from leveraged buy-outs, takeovers or acquisitions. Because the economic health of consumers greatly impacts these companies, recession or tightening of consumer credit or spending could adversely affect these issuers. Pharmaceutical companies face additional risks such as extensive governmental regulation, lengthy governmental drug review processes and substantial research and development costs. The failure to obtain government approval or successful test results for a drug could have a substantial negative impact on a company. All of these factors can have a negative impact on the value of your Units.

   FINANCIAL SERVICES ISSUERS. The Great American Value Trust invests significantly in banks and thrifts, insurance companies and investment firms. Any negative impact on the financial services industry will have a greater impact on the value of Units than on a portfolio diversified over several industries. You should understand the risks of these companies before you invest. Banks, thrifts and their holding companies are especially subject to the adverse effects of economic recession; volatile interest rates; portfolio concentrations in geographic markets and in commercial and residential real estate loans; and competition from new entrants in their fields of business. In addition, banks, thrifts and their holding companies are extensively regulated at both the federal and state level and may be adversely affected by increased regulations.

   Banks and thrifts will face increased competition from nontraditional lending sources as regulatory changes, such as the recently enacted financial services overhaul legislation, permit new entrants to offer various financial products. Technological advances such as the Internet allow these nontraditional lending sources to cut overhead and permit the more efficient use of customer data. Banks are already facing tremendous pressure from mutual funds, brokerage firms and other financial service providers in the competition to furnish services that were traditionally offered by banks.

   Brokerage firms, broker/dealers, investment banks, finance companies and mutual fund companies compete with banks and thrifts to provide traditional financial service products, in addition to their traditional services, such as brokerage and investment advice. Also, all financial service companies face shrinking profit margins due to new competitors, the cost of new technology and the pressure to compete globally.

   Companies involved in the insurance industry underwrite, sell or distribute property and casualty, life or health insurance. Many factors affect insurance company profits, including interest rate movements, the imposition of premium rate caps, competition and pressure to compete globally. Property and casualty insurance profits may also be affected by weather catastrophes and other disasters. Life and health insurance profits may be affected by mortality rates. Already extensively regulated, insurance companies' profits may also be adversely affected by increased government regulations or tax law changes.

PUBLIC OFFERING
--------------------------------------------------------------------------------

   GENERAL. Units are offered at the Public Offering Price which includes the underlying value of the Securities, the initial sales charge, and cash, if any, in the Income and Capital Accounts. The sales charge is described under "Summary of Essential Information" in Part One.

   REDUCING YOUR SALES CHARGE. The Sponsor offers a variety of ways for you to reduce the sales charge that you pay. It is your financial professional's responsibility to alert the Sponsor of any discount when you purchase Units. Before you purchase Units you must also inform your financial professional of your qualification for any discount or of any combined purchases to be eligible for a reduced sales charge. You may not combine discounts.

   Employees, officers and directors (including their spouses and children under 21 living in the same household, and trustees, custodians or fiduciaries for the benefit of such persons) of Van Kampen Funds Inc. and its affiliates and dealers and their affiliates may purchase Units at the Public Offering Price less the applicable dealer concession.

   The minimum purchase is 100 Units but may vary by selling firm. Certain broker-dealers or selling firms may charge an order handling fee for processing Unit purchases.

   UNIT PRICE. The Public Offering Price of Units will vary from the amounts stated under "Summary of Essential Financial Information" in Part One in accordance with fluctuations in the prices of the underlying Securities in the Trust. The Evaluator will generally determine the value of the Securities as of the Evaluation Time on each business day and will adjust the Public Offering Price of Units accordingly. This Public Offering Price will be effective for all orders received prior to the Evaluation Time on each business day. The Evaluation Time is the close of the New York Stock Exchange on each Trust business day. Orders received by the Trustee or Sponsor for purchases, sales or redemptions after that time, or on a day which is not a business day, will be held until the next determination of price. The term "business day", as used herein and under "Rights of Unitholders--Redemption of Units", excludes Saturdays, Sundays and holidays observed by the New York Stock Exchange.

   The value of portfolio securities is based on the securities' market price when available. When a market price is not readily available, including circumstances under which the Trustee determines that a security's market price is not accurate, a portfolio security is valued at its fair value, as determined under procedures established by the Trustee or an independent pricing service used by the Trustee. In these cases, the Trust's net asset value will reflect certain portfolio securities' fair value rather than their market price. With respect to securities that are primarily listed on foreign exchanges, the value of the portfolio securities may change on days when you will not be able to purchase or sell Units. The value of any foreign securities is based on the applicable currency exchange rate as of the Evaluation Time. The Sponsor will provide price dissemination and oversight services to the Trust.

   In offering the Units to the public, neither the Sponsor nor any broker-dealers are recommending any of the individual Securities but rather the entire pool of Securities, taken as a whole, which are represented by the Units.

   UNIT DISTRIBUTION. Units will be distributed to the public by the Sponsor, broker-dealers and others at the Public Offering Price. Units repurchased in the secondary market, if any, may be offered by this Prospectus at the secondary market Public Offering Price in the manner described above.

   The Sponsor intends to qualify Units for sale in a number of states. Brokers, dealers and others will be allowed a concession or agency commission in connection with the distribution of Units equal to 80% of the applicable sales charge. Notwithstanding anything to the contrary herein, in no case shall the total of any concessions, agency commissions and any additional compensation allowed or paid to any broker, dealer or other distributor of Units with respect to any individual transaction exceed the total sales charge applicable to such transaction. The Sponsor reserves the right to reject, in whole or in part, any order for the purchase of Units and to change the amount of the concession or agency commission to dealers and others from time to time.

   Broker-dealers of the Trusts, banks and/or others may be eligible to participate in a program in which such firms receive from the Sponsor a nominal award for each of their representatives who have sold a minimum number of units of unit investment trusts created by the Sponsor during a specified time period. In addition, at various times the Sponsor may implement other programs under which the sales forces of brokers, dealers, banks and/or others may be eligible to win other nominal awards for certain sales efforts, or under which the Sponsor will reallow to such brokers, dealers, banks and/or others that sponsor sales contests or recognition programs conforming to criteria established by the Sponsor, or participate in sales programs sponsored by the Sponsor, an amount not exceeding the total applicable sales charges on the sales generated by such persons at the public offering price during such programs. Also, the Sponsor in its discretion may from time to time pursuant to objective criteria established by the Sponsor pay fees to qualifying entities for certain services or activities which are primarily intended to result in sales of Units of the Trusts. Such payments are made by the Sponsor out of its own assets, and not out of the assets of the Trusts. These programs will not change the price Unitholders pay for their Units or the amount that the Trusts will receive from the Units sold.

   SPONSOR AND OTHER COMPENSATION. NatCity will receive a gross sales commission equal to the total sales charge applicable to each transaction. The Sponsor will receive from NatCity the difference between the gross sales commission and an amount equal to the broker concessions or agency commissions described under "Unit Distribution". Any sales charge discount provided to investors will be borne by the selling dealer or agent. In addition, the Sponsor will realize a profit or loss as a result of the difference between the price paid for the Securities by the Sponsor and the cost of the Securities to the Trusts on the Initial Date of Deposit as well as on subsequent deposits. The Sponsor has not participated as sole underwriter or as manager or as a member of the underwriting syndicates or as an agent in a private placement for any of the Securities. The Sponsor or NatCity may realize profit or loss as a result of the possible fluctuations in the market value of the Securities, since all proceeds received from purchasers of Units are retained by the Sponsor or NatCity. In maintaining a secondary market, NatCity will realize profits or losses in the amount of any difference between the price at which Units are purchased and the price at which Units are resold (which price includes the applicable sales charge) or from a redemption of repurchased Units at a price above or below the purchase price. Cash, if any, made available to the Sponsor or NatCity prior to the date of settlement for the purchase of Units may be used in the Sponsor's or NatCitybusiness and may be deemed to be a benefit to the Sponsor, subject to the limitations of the Securities Exchange Act of 1934.

   An affilliate of the Sponsor may have participated in a public offering of one or more of the Securities. The Sponsor, an affiliate or their employees may have a long or short position in these Securities. An affiliate may act as a specialist or market marker for these Securities. An officer, director or employee of the Sponsor or an affiliate may be an officer or director for issuers of the Securities.

   MARKET FOR UNITS. Although it is not obligated to do so, NatCity or the Sponsor may maintain a market for Units and to purchase Units at the secondary market repurchase price (which is described under "Right of Unitholders--Redemption of Units"). NatCity or the Sponsor may discontinue purchases of Units or discontinue purchases at this price at any time. In the event that a secondary market is not maintained, a Unitholder will be able to dispose of Units by tendering them to the Trustee for redemption at the Redemption Price. See "Rights of Unitholders--Redemption of Units". Unitholders should contact their broker to determine the best price for Units in the secondary market. The Trustee will notify NatCity and the Sponsor of any Units tendered for redemption. If the NatCityor the Sponsor's bid in the secondary market equals or exceeds the Redemption Price per Unit, it may purchase the Units not later than the day on which Units would have been redeemed by the Trustee. NatCity or the Sponsor may sell repurchased Units at the secondary market Public Offering Price per Unit.

   TAX-SHELTERED RETIREMENT PLANS. Units are available for purchase in connection with certain types of tax-sheltered retirement plans, including Individual Retirement Accounts for the individuals, Simplified Employee Pension Plans for employees, qualified plans for self-employed individuals, and qualified corporate pension and profit sharing plans for employees. The purchase of Units may be limited by the plans' provisions and does not itself establish such plans.

RIGHTS OF UNITHOLDERS
--------------------------------------------------------------------------------

   DISTRIBUTIONS. Dividends and any net proceeds from the sale of Securities received by your Trust will generally be distributed to Unitholders on each Distribution Date to Unitholders of record on the preceding Record Date. These dates appear under "Summary of Essential Financial Information" in Part One. A person becomes a Unitholder of record on the date of settlement (generally three business days after Units are ordered). Unitholders may elect to receive distributions in cash or to have distributions reinvested into additional Units. You may also reinvest distributions in certain Van Kampen mutual funds. See "Rights of Unitholders--Reinvestment Option".

   Dividends received by your Trust are credited to the Income Account of the Trust. Other receipts (e.g., capital gains, proceeds from the sale of Securities, etc.) are credited to the Capital Account. Proceeds received on the sale of any Securities, to the extent not used to meet redemptions of Units or pay fees or expenses, will be distributed to Unitholders. Proceeds received from the disposition of any Securities after a record date and prior to the following distribution date will be held in the Capital Account and not distributed until the next distribution date. Any distribution to Unitholders consists of each Unitholder's pro rata share of the available cash in the Income and Capital Accounts as of the related Record Date.

   REINVESTMENT OPTION. Unitholders may have distributions automatically reinvested in additional Units under the Automatic Reinvestment Option (to the extent Units may be lawfully offered for sale in the state in which the Unitholder resides) through two options. Brokers or dealers can use the Dividend Reinvestment Service through Depository Trust Company or purchase the Automatic Reinvestment Option CUSIP. Unitholders will be subject to the remaining deferred sales charge payments due on Units. To participate in this reinvestment option, a Unitholder must file with the Trustee a written notice of election, together with any certificate representing Units and other documentation that the Trustee may then require, at least five days prior to the related Record Date. A Unitholder's election will apply to all Units owned by the Unitholder and will remain in effect until changed by the Unitholder. If Units are unavailable for reinvestment, distributions will be paid in cash.

   In addition, under the Guaranteed Reinvestment Option Unithholders may elect to have distributions automatically reinvested in certain Van Kampen mutual funds (the "Reinvestment Funds"). Each Reinvestment Fund has investment objectives which differ from those of your Trust. The prospectus relating to each Reinvestment Fund describes its investment policies and how to begin reinvestment. A Unitholder may obtain a prospectus for the Reinvestment Funds from the Sponsor. Purchases of shares of a Reinvestment Fund will be made at a net asset value computed on the Distribution Date. Unitholders with an existing Guaranteed Reinvestment Option account (whereby a sales charge is imposed on distribution reinvestments) may transfer their existing account into a new account which allows purchases of Reinvestment Fund shares at net asset value.

   A participant may elect to terminate his or her reinvestment plan and receive future distributions in cash by notifying the Trustee in writing no later than five days before a distribution date. The Sponsor, each Reinvestment Fund, and its investment adviser shall have the right to suspend or terminate these reinvestment plans at any time.

   REDEMPTION OF UNITS. A Unitholder may redeem all or a portion of his Units by tender to the Trustee at its Unit Investment Trust Division, 101 Barclay Street, 20th Floor, New York, New York 10286. Certificates must be tendered to the Trustee, duly endorsed or accompanied by proper instruments of transfer with signature guaranteed (or by providing satisfactory indemnity in connection with lost, stolen or destroyed certificates) and by payment of applicable governmental charges, if any. On the seventh day following the tender, the Unitholder will be entitled to receive in cash an amount for each Unit equal to the Redemption Price per Unit next computed on the date of tender. The "date of tender" is deemed to be the date on which Units are received by the Trustee, except that with respect to Units received by the Trustee after the Evaluation Time or on a day which is not a Trust business day, the date of tender is deemed to be the next business day. Certain broker-dealers or selling firms may charge an order handling fee for processing redemption requests. Units redeemed directly through the Trustee are not subject to such fees.

   The Trustee may sell Securities to satisfy Unit redemptions. To the extent that Securities are sold, the size of your Trust will be, and the diversity of your Trust may be, reduced. Sales may be required at a time when Securities would not otherwise be sold and may result in lower prices than might otherwise be realized. The price received upon redemption may be more or less than the amount paid by the Unitholder depending on the value of the Securities at the time of redemption.

   The Redemption Price per Unit and the secondary market repurchase price per Unit for each Trust are equal to the pro rata share of each Unit in each Trust determined on the basis of (i) the cash on hand in the Trust, (ii) the value of the Securities in the Trust and (iii) dividends receivable on the Securities in the Trust trading ex-dividend as of the date of computation, less (a) amounts representing taxes or other governmental charges payable out of the Trust, (b) the accrued expenses of the Trust and (c) any unpaid deferred sales charge payments. For these purposes, the Evaluator will determine the value of the Securities in the manner set forth under "Public Offering--Unit Price".

   The right of redemption may be suspended and payment postponed for any period during which the New York Stock Exchange is closed, other than for customary weekend and holiday closings, or any period during which the SEC determines that trading on that Exchange is restricted or an emergency exists, as a result of which disposal or evaluation of the Securities is not reasonably practicable, or for other periods as the SEC may permit.

   CERTIFICATES. Ownership of Units is evidenced in book entry form unless a Unitholder makes a written request to the Trustee that ownership be in certificate form. Units are transferable by making a written request to the Trustee and, in the case of Units in certificate form, by presentation of the certificate to the Trustee properly endorsed or accompanied by a written instrument or instruments of transfer. A Unitholder must sign the written request, and certificate or transfer instrument, exactly as his name appears on the records of the Trustee and on the face of any certificate with the signature guaranteed by a participant in the Securities Transfer Agents Medallion Program ("STAMP") or a signature guarantee program accepted by the Trustee. In certain instances the Trustee may require additional documents such as, but not limited to, trust instruments, certificates of death, appointments as executor or administrator or certificates of corporate authority. Fractional certificates will not be issued. The Trustee may require a Unitholder to pay a reasonable fee for each certificate reissued or transferred and to pay any governmental charge that may be imposed in connection with each transfer or interchange. Destroyed, stolen, mutilated or lost certificates will be replaced upon delivery to the Trustee of satisfactory indemnity, evidence of ownership and payment of expenses incurred. Mutilated certificates must be surrendered to the Trustee for replacement.

   REPORTS PROVIDED. Unitholders will receive a statement of dividends and other amounts received by the Trusts for each distribution. Within a reasonable time after the end of each year, each person who was a Unitholder during that year will receive a statement describing dividends and capital received, actual Trust distributions, Trust expenses, a list of the Securities and other Trust information. Unitholders may obtain the Evaluator's evaluations of the Securities upon request to the Trustee. If you have questions regarding your account or your Trust, please contact your financial advisor or the Trustee. The Sponsor does not have access to individual account information.

TRUST ADMINISTRATION
--------------------------------------------------------------------------------

   PORTFOLIO ADMINISTRATION. The Trusts are not managed funds and, except as provided in the Trust a Agreement, Securities generally will not be sold or replaced. The Sponsor may, however, direct that Securities be sold in certain limited circumstances to protect the Trusts based on advice from the Supervisor. These situations may include events such as the issuer having defaulted on payment of any of its outstanding obligations or the price of a Security has declined to such an extent or other credit factors exist so that in the opinion of the Sponsor retention of the Security would be detrimental to the Trusts. In addition, the Trustee may sell Securities to redeem Units or pay Trust expenses. The Trustee must reject any offer for securities or property in exchange for the Securities. If securities or property are nonetheless acquired by the Trusts, the Sponsor may direct the Trustee to sell the securities or property and distribute the proceeds to Unitholders or to accept the securities or property for deposit in the Trusts. Should any contract for the purchase of any of the Securities fail, the Sponsor will (unless substantially all of the moneys held in the Trusts to cover the purchase are reinvested in substitute Securities in accordance with the Trust Agreement) refund the cash and sales charge attributable to the failed contract to all Unitholders on or before the next distribution date.

   When your Trust sells Securities, the composition and diversity of the Securities in your Trust may be altered. In order to obtain the best price for the Trust, it may be necessary for the Supervisor to specify minimum amounts (generally 100 shares) in which blocks of Securities are to be sold. In effecting purchases and sales of the Trusts' portfolio securities, the Sponsor may direct that orders be placed with and brokerage commissions be paid to brokers, including brokers which may be affiliated with your Trust, the Sponsor or dealers participating in the offering of Units. In addition, in selecting among firms to handle a particular transaction, the Sponsor may take into account whether the firm has sold or is selling units of unit investment trusts which it sponsors.

   AMENDMENT OF THE TRUST AGREEMENT. The Trustee and the Sponsor may amend the Trust Agreement without the consent of Unitholders to correct any provision which may be defective or to make other provisions that will not adversely affect Unitholders (as determined in good faith by the Sponsor and the Trustee). The Trust Agreement may not be amended to increase the number of Units or permit acquisition of securities in addition to or substitution for the Securities (except as provided in the Trust Agreement). The Trustee will notify Unitholders of any amendment.

   TERMINATION. Your Trust will terminate on the Mandatory Termination Date or upon the sale or other disposition of the last Security held in the Trust. Your Trust may be terminated at any time with consent of Unitholders representing two-thirds of the outstanding Units or by the Trustee when the value of your Trust is less than $500,000 ($3,000,000 if the value of your Trust has exceeded $15,000,000) (the "Minimum Termination Value"). Unitholders will be notified of any termination. The Trustee may begin to sell Securities in connection with a Trust termination during a period beginning nine business days before, and no later than, the Mandatory Termination Date. Approximately thirty days before this date, the Trustee will notify Unitholders of the termination and provide a form enabling qualified Unitholders who own at least 1,000 Units to elect an in kind distribution of Securities. An in kind distribution will be made by the Trustee through the distribution of each of the Securities in book-entry form to the account of the Unitholder's broker-dealer at Depository Trust Company. Amounts representing fractional shares will be distributed in cash. The Trustee may adjust the number of shares of any Security included in a Unitholder's in kind distribution to facilitate the distribution of whole shares. This form must be returned at least five business days prior to the Mandatory Termination Date. Unitholders will receive a final cash distribution within a reasonable time after the Mandatory Termination Date. All distributions will be net of Trust expenses and costs. Unitholders will receive a final distribution statement following termination. The Information Supplement contains further information regarding termination of your Trust. See "Additional Information".

   LIMITATIONS ON LIABILITIES. The Sponsor, Evaluator, Supervisor and Trustee will incur no liability for taking any action or for refraining from taking any action in good faith pursuant to the Trust Agreement, or for errors in judgment, but shall be liable only for their own willful misfeasance, bad faith or gross negligence (negligence in the case of the Trustee) in the performance of their duties or by reason of their reckless disregard of their obligations and duties hereunder. The Trustee will not be liable for depreciation or loss incurred by reason of the sale by the Trustee of any of the Securities. In the event of the failure of the Sponsor to act under the Trust Agreement, the Trustee may act thereunder and is not be liable for any action taken by it in good faith under the Trust Agreement. The Trustee is not liable for any taxes or other governmental charges imposed on the Securities, on it as Trustee under the Trust Agreement or on your Trust which the Trustee may be required to pay under any present or future law of the United States of America or of any other taxing authority having jurisdiction. In addition, the Trust Agreement contains other customary provisions limiting the liability of the Trustee. The Trustee, Sponsor and Supervisor may rely on any evaluation furnished by the Evaluator and have no responsibility for the accuracy thereof. Determinations by the Evaluator shall be made in good faith upon the basis of the best information available to it.

     SPONSOR. Van Kampen Funds Inc., a Delaware corporation, is the Sponsor of the Trust. The Sponsor is an indirect subsidiary of Morgan Stanley. Van Kampen Funds Inc. specializes in the underwriting and distribution of unit investment trusts and mutual funds with roots in money management dating back to 1926. The Sponsor is a member of the National Association of Securities Dealers, Inc. and has offices at 1221 Avenue of the Americas, New York, New York 10020. As of November 30, 2003, the total stockholders' equity of Van Kampen Funds Inc. was $175,086,426 (unaudited). Van Kampen Funds Inc. and the Trusts have adopted a code of ethics requiring Van Kampen's employees who have access to information on Trust transactions to report personal securities transactions. The purpose of the code is to avoid potential conflicts of interest and to prevent fraud, deception or misconduct with respect to the Trusts. The Information Supplement contains additional information about the Sponsor.

   If the Sponsor shall fail to perform any of its duties under the Trust Agreement or become incapable of acting or shall become bankrupt or its affairs are taken over by public authorities, then the Trustee may (i) appoint a successor Sponsor at rates of compensation deemed by the Trustee to be reasonable and not exceeding amounts prescribed by the Securities and Exchange Commission, (ii) terminate the Trust Agreement and liquidate the Trust as provided therein or (iii) continue to act as Trustee without terminating the Trust Agreement.

   TRUSTEE. The Trustee is The Bank of New York, a trust company organized under the laws of New York. The Bank of New York has its unit investment trust division offices at 101 Barclay Street, New York, New York 10286 (800) 221-7668. If you have questions regarding your account or your Trust, please contact the Trustee at its unit investment trust division offices or your financial adviser. The Sponsor does not have access to individual account information. The Bank of New York is subject to supervision and examination by the Superintendent of Banks of the State of New York and the Board of Governors of the Federal Reserve System, and its deposits are insured by the Federal Deposit Insurance Corporation to the extent permitted by law. Additional information regarding the Trustee is set forth in the Information Supplement, including the Trustee's qualifications and duties, its ability to resign, the effect of a merger involving the Trustee and the Sponsor's ability to remove and replace the Trustee. See "Additional Information".

TAXATION
--------------------------------------------------------------------------------

   This section summarizes some of the main U.S. federal income tax consequences of owning Units of the Trust. This section is current as of the date of this prospectus. Tax laws and interpretations change frequently, and these summaries do not describe all of the tax consequences to all taxpayers. For example, these summaries generally do not describe your situation if you are a corporation, a non-U.S. person, a broker/dealer, or other investor with special circumstances. In addition, this section does not describe your state or foreign taxes. As with any investment, you should consult your own tax professional about your particular consequences. In addition, the Internal Revenue Service issued new withholding and reporting regulations effective January 1, 2001. Foreign investors should consult their own tax advisors regarding the tax consequences of these regulations.

   TRUST STATUS. The Trust will not be taxed as a corporation for federal income tax purposes. As a Unit owner, you will be treated as the owner of a pro rata portion of the Securities and other assets held by the Trust, and as such you will be considered to have received a pro rata share of income (e.g., dividends and capital gains, if any) from each Trust asset when such income would be considered to be received by you if you directly owned the Trust's assets. This is true even if you elect to have your distributions automatically reinvested into additional Units. In addition, the income from the Trust which you must take into account for federal income tax purposes is not reduced by amounts used to pay Trust expenses (including the deferred sales charge, if any).

   YOUR TAX BASIS AND INCOME OR LOSS UPON DISPOSITION. If the Trust disposes of Securities, you will generally recognize gain or loss. If you dispose of your Units or redeem your Units for cash, you will also generally recognize gain or loss. To determine the amount of this gain or loss, you must subtract your tax basis in the related Securities from your share of the total amount received in the transaction. You can generally determine your initial tax basis in each Security or other Trust asset by apportioning the cost of your Units, generally including sales charges, among each Security or other Trust asset ratably according to their value on the date you purchase your Units. In certain circumstances, however, you may have to adjust your tax basis after you purchase your Units (for example, in the case of certain dividends that exceed a corporation's accumulated earnings and profits).

   Under the recently enacted "Jobs and Growth Tax Relief Reconciliation Act of 2003" (the "Tax Act"), if you are an individual, the maximum marginal federal tax rate for net capital gain is generally 15% (generally 5% for certain taxpayers in the 10% and 15% tax brackets). These new capital gains rates are generally effective for taxable years ending on or after May 6, 2003 and beginning before January 1, 2009. However, special effective date provisions are set forth in the Tax Act. For example, there are special transition rules provided with respect to gain properly taken into account for the portion of the taxable year before May 6, 2003. For periods not covered by these reduced rates under the Tax Act, if you are an individual, the maximum marginal federal tax rate for net capital gain is generally 20% (10% for certain taxpayers in the 10% and 15% tax brackets). The 20% rate is reduced to 18% and the 10% rate is reduced to 8% for long-term gains from most property acquired after December 31, 2000, with a holding period of more than five years.

   Net capital gain equals net long-term capital gain minus net short-term capital loss for the taxable year. Capital gain or loss is long-term if the holding period for the asset is more than one year and is short-term if the holding period for the asset is one year or less. You must exclude the date you purchase your Units to determine your holding period. The tax rates for capital gains realized from assets held for one year or less are generally the same as for ordinary income. The Internal Revenue Code, however, treats certain capital gains as ordinary income in special situations.

   In addition, it should be noted that certain dividends received by the Trust may qualify to be taxed at the same new rates that apply to net capital gain (as discussed above), provided certain holding requirements are satisfied. These special rules relating to the taxation of dividends at capital gains rates generally apply to taxable years beginning after December 31, 2002 and beginning before January 1, 2009.

   DIVIDENDS RECEIVED DEDUCTION. Generally, a domestic corporation owning Units in the Trust may be eligible for the dividends received deduction with respect to such Unitholder's pro rata portion of certain types of dividends received by the Trust. However, a corporation generally will not be entitled to the dividends received deduction with respect to dividends from most foreign corporations.

   EXCHANGES. If you elect to have your proceeds from the Trust rolled over into the next series of the Trust, it is considered a sale for federal income tax purposes, and any gain on the sale will be treated as a capital gain, and any loss will be treated as a capital loss. However, any loss you incur in connection with the exchange of your Units of the Trust for units of the next series will generally be disallowed with respect to this deemed sale and subsequent deemed repurchase, to the extent the two trusts have substantially identical Securities or other Trust assets under the wash sale provisions of the Internal Revenue Code.

   IN-KIND DISTRIBUTIONS. Under certain circumstances, as described in this prospectus, you may request a distribution of Securities (an "In-Kind Distribution") when you redeem your Units or at the Trust's termination. By electing to receive an In-Kind Distribution, you will receive whole shares of stock plus, possibly, cash. You will not recognize gain or loss if you only receive Securities in exchange for your pro rata portion of the Securities held by the Trust. However, if you also receive cash in exchange for a Trust asset or a fractional share of a Security held by the Trust, you will generally recognize gain or loss based on the difference between the amount of cash you receive and your tax basis in such Trust asset or fractional share.

   LIMITATIONS ON THE DEDUCTIBILITY OF TRUST EXPENSES. Generally, for federal income tax purposes, you must take into account your full pro rata share of the Trust's income, even if some of that income is used to pay Trust expenses. You may deduct your pro rata share of each expense paid by the Trust to the same extent as if you directly paid the expense. You may, however, be required to treat some or all of the expenses of the Trust as miscellaneous itemized deductions. Individuals may only deduct certain miscellaneous itemized deductions to the extent they exceed 2% of adjusted gross income.

     FOREIGN, STATE AND LOCAL TAXES. Distributions by the Trust that are treated as U.S. source income (e.g., dividends received on Securities of domestic corporations) will generally be subject to U.S. income taxation and withholding in the case of Units held by non-resident alien individuals, foreign corporations or other non-U.S. persons, subject to any applicable treaty. However, distributions by the Trust that are derived from certain dividends of Securities of a foreign corporation may not be subject to U.S. income taxation and withholding in the case of Units held by non-resident alien individuals, foreign corporations or other non-U.S. persons.

   Some distributions by the Trust may be subject to foreign withholding taxes. Any dividends withheld will nevertheless be treated as income to you. However, because you are deemed to have paid directly your share of foreign taxes that have been paid or accrued by the Trust, you may be entitled to a foreign tax credit or deduction for U.S. tax purposes with respect to such taxes.

   Under the existing income tax laws of the State and City of New York, the Trust will not be taxed as a corporation, and the income of the Trust will be treated as the income of the Unitholders in the same manner as for federal income tax purposes.

TRUST OPERATING EXPENSES
--------------------------------------------------------------------------------

   COMPENSATION OF SPONSOR, SUPERVISOR AND EVALUATOR. The Evaluator will receive the annual fee for evaluation services set forth under "Summary of Essential Financial Information" in Part One. The Supervisor, which is an affiliate of the Sponsor, will receive the annual fee described under "Summary of Essential Financial Information" in Part One for portfolio supervisory services for your Trust. The Sponsor's and Supervisor's fees may exceed the actual costs of providing these services to your Trust but at no time will the total amount received for services rendered to all Van Kampen unit investment trusts in any calendar year exceed the aggregate cost of providing these services in that year.

   TRUSTEE'S FEE. For its services the Trustee will receive the fee from your Trust set forth under "Summary of Essential Financial Information" in Part One (which includes the estimated amount of miscellaneous Trust expenses). The Trustee benefits to the extent there are funds in the Capital and Income Accounts since these Accounts are non-interest bearing to Unitholders and the amounts earned by the Trustee are retained by the Trustee. Part of the Trustee's compensation for its services to the Trust is expected to result from the use of these funds.

   MISCELLANEOUS EXPENSES. The following additional charges are or may be incurred by your Trust: (a) normal expenses (including the cost of mailing reports to Unitholders) incurred in connection with the operation of your Trust,
(b) fees of the Trustee for extraordinary services, (c) expenses of the Trustee (including legal and auditing expenses) and of counsel designated by the Sponsor, (d) various governmental charges, (e) expenses and costs of any action taken by the Trustee to protect your Trust and the rights and interests of Unitholders, (f) indemnification of the Trustee for any loss, liability or expenses incurred in the administration of your Trust without negligence, bad faith or wilful misconduct on its part, (g) foreign custodial and transaction fees, (h) costs associated with liquidating the securities held in your Trust portfolio and (i) expenditures incurred in contacting Unitholders upon termination of your Trust.

   GENERAL. The fees and expenses of your Trust will accrue on a daily basis. The fees and expenses are generally paid out of the Capital Account. When these amounts are paid by or owing to the Trustee, they are secured by a lien on the Trust's portfolios. It is expected that Securities will be sold to pay these amounts which will result in capital gains or losses to Unitholders. See "Taxation". The Supervisor's, Evaluator's and Trustee's fees may be increased without approval of the Unitholders by amounts not exceeding proportionate increases under the category "All Services Less Rent of Shelter" in the Consumer Price Index or, if this category is not published, in a comparable category.

OTHER MATTERS
--------------------------------------------------------------------------------

   LEGAL OPINIONS. The legality of the Units offered hereby has been passed upon by Chapman and Cutler LLP, 111 West Monroe Street, Chicago, Illinois 60603, as counsel for the Sponsor. Winston & Strawn LLP has acted as counsel to the Trustee and as special counsel for New York tax matters.

   INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS. The statement of condition and the related portfolio included in this Prospectus have been audited by Grant Thornton LLP, independent certified public accountants, as set forth in their report in this Prospectus, and are included herein in reliance upon the authority of said firm as experts in accounting and auditing.

ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

   This Prospectus does not contain all the information set forth in the Registration Statement filed by the Trust with the SEC. The Information Supplement, which has been filed with the SEC and is incorporated herein by reference, includes more detailed information concerning the Securities, investment risks and general information about your Trust. The Information Supplement may be obtained by contacting the Trustee at (800) 856-8487 or is available along with other related materials at the SEC's internet site (http://www.sec.gov).




TABLE OF CONTENTS
--------------------------------------------------------------------------------
        TITLE                                               PAGE
        -----                                               ----
   The Trusts............................................   A-2
   Objectives and Securities Selection...................   A-2
   Risk Factors..........................................   A-3
   Public Offering.......................................   A-4
   Rights of Unitholders.................................   A-5
   Trust Administration..................................   A-7
   Taxation..............................................   A-8
   Trust Operating Expenses..............................   A-9
   Other Matters.........................................  A-10
   Additional Information................................  A-10



                                   PROSPECTUS
                                    PART TWO
--------------------------------------------------------------------------------


                          GREAT AMERICAN EQUITIES TRUST
                           GREAT AMERICAN VALUE TRUST

                            NATCITY INVESTMENTS, INC.
                              1965 East 6th Street
                              Cleveland, Ohio 44114
                                  888-4NATCITY
                                 (888-462-8289)




              Please retain this prospectus for future reference.





                             INFORMATION SUPPLEMENT

                          GREAT AMERICAN EQUITIES TRUST
                           GREAT AMERICAN VALUE TRUST

--------------------------------------------------------------------------------

     This Information Supplement provides additional information concerning the risks and operations of your Trust which is not described in the Prospectus. This Information Supplement should be read in conjunction with the Prospectus. This Information Supplement is not a prospectus but is incorporated by reference into the Prospectus. This information supplement does not include all of the information that an investor should consider before investing in the Trusts and may not be used to offer or sell Units without the Prospectus. Copies of the Prospectus can be obtained by contacting the Sponsor's unit investment trust division located at 1 Parkview Plaza P.O. Box 5555, Oakbrook Terrace, Illinois 60181-5555 or by contacting your broker. This Information Supplement is dated as of the date of the Prospectus and all capitalized terms have been defined in the Prospectus.

                                TABLE OF CONTENTS

                                                            PAGE

                           Risk Factors                        2
                           Sponsor Information                 6
                           Trustee Information                 6
                           Trust Termination                   7


RISK FACTORS

     PRICE VOLATILITY. Because your Trust invests in common stocks, you should understand the risks of investing in common stocks before purchasing Units. These risks include the risk that the financial condition of the company or the general condition of the stock market may worsen and the value of the stocks (and therefore Units) will fall. Common stocks are especially susceptible to general stock market movements. The value of common stocks often rises or falls rapidly and unpredictably as market confidence and perceptions of companies change. These perceptions are based on factors including expectations regarding government economic policies, inflation, interest rates, economic expansion or contraction, political climates and economic or banking crises. The value of Units will fluctuate with the value of the stocks in your Trust and may be more or less than the price you originally paid for your Units. As with any investment, we cannot guarantee that the performance of your Trust will be positive over any period of time. Because your Trust is unmanaged, the Trustee will not sell stocks in response to market fluctuations as is common in managed investments.

     DIVIDENDS. Common stocks represent ownership interests in a company and are not obligations of the company. Accordingly, common stockholders have a right to receive payments from the company that is subordinate to the rights of creditors, bondholders or preferred stockholders of the company. This means that common stockholders have a right to receive dividends only if a company's board of directors declares a dividend and the company has provided for payment of all of its creditors, bondholders and preferred stockholders. If a company issues additional debt securities or preferred stock, the owners of these securities will have a claim against the company's assets before common stockholders if the company declares bankruptcy or liquidates its assets even though the common stock was issued first. As a result, the company may be less willing or able to declare or pay dividends on its common stock.

     FINANCIAL SERVICES ISSUERS. An investment in Units of the Great American Value Trust should be made with an understanding of the problems and risks inherent in the bank and financial services sector in general.

    Banks, thrifts and their holding companies are especially subject to the adverse effects of economic recession, volatile interest rates, portfolio concentrations in geographic markets and in commercial and residential real estate loans, and competition from new entrants in their fields of business. Banks and thrifts are highly dependent on net interest margin. Recently, bank profits have come under pressure as net interest margins have contracted, but volume gains have been strong in both commercial and consumer products. There is no certainty that such conditions will continue. Bank and thrift institutions had received significant consumer mortgage fee income as a result of activity in mortgage and refinance markets. As initial home purchasing and refinancing activity subsided, this income diminished. Economic conditions in the real estate markets, which have been weak in the past, can have a substantial effect upon banks and thrifts because they generally have a portion of their assets invested in loans secured by real estate. Banks, thrifts and their holding companies are subject to extensive federal regulation and, when such institutions are state- chartered, to state regulation as well. Such regulations impose strict capital requirements and limitations on the nature and extent of business activities that banks and thrifts may pursue. Furthermore, bank regulators have a wide range of discretion in connection with their supervisory and enforcement authority and may substantially restrict the permissible activities of a particular institution if deemed to pose significant risks to the soundness of such institution or the safety of the federal deposit insurance fund. Regulatory actions, such as increases in the minimum capital requirements applicable to banks and thrifts and increases in deposit insurance premiums required to be paid by banks and thrifts to the Federal Deposit Insurance Corporation ("FDIC"), can negatively impact earnings and the ability of a company to pay dividends. Neither federal insurance of deposits nor governmental regulations, however, insures the solvency or profitability of banks or their holding companies, or insures against any risk of investment in the securities issued by such institutions.

    The statutory requirements applicable to and regulatory supervision of banks, thrifts and their holding companies have increased significantly and have undergone substantial change in recent years. To a great extent, these changes are embodied in the Financial Institutions Reform, Recovery and Enforcement Act; enacted in August 1989, the Federal Deposit Insurance Corporation Improvement Act of 1991, the Resolution Trust Corporation Refinancing, Restructuring, and Improvement Act of 1991 and the regulations promulgated under these laws. Many of the regulations promulgated pursuant to these laws have only recently been finalized and their impact on the business, financial condition and prospects of the Securities cannot be predicted with certainty. The recently enacted financial-services overhaul legislation will allow banks, securities firms and insurance companies to form one-stop financial conglomerates marketing a wide range of financial service products to investors. This legislation will likely result in increased merger activity and heightened competition among existing and new participants in the field. Efforts to expand the ability of federal thrifts to branch on an interstate basis have been initially successful through promulgation of regulations, and legislation to liberalize interstate banking has recently been signed into law. Under the legislation, banks will be able to purchase or establish subsidiary banks in any state, one year after the legislation's enactment. Since mid-1997, banks have been allowed to turn existing banks into branches. Consolidation is likely to continue. The Securities and Exchange Commission and the Financial Accounting Standards Board require the expanded use of market value accounting by banks and have imposed rules requiring market accounting for investment securities held in trading accounts or available for sale. Adoption of additional such rules may result in increased volatility in the reported health of the industry, and mandated regulatory intervention to correct such problems. Additional legislative and regulatory changes may be forthcoming. For example, the bank regulatory authorities have proposed substantial changes to the Community Reinvestment Act and fair lending laws, rules and regulations, and there can be no certainty as to the effect, if any, that such changes would have on the Securities. In addition, from time to time the deposit insurance system is reviewed by Congress and federal regulators, and proposed reforms of that system could, among other things, further restrict the ways in which deposited moneys can be used by banks or reduce the dollar amount or number of deposits insured for any depositor. Such reforms could reduce profitability as investment opportunities available to bank institutions become more limited and as consumers look for savings vehicles other than bank deposits. Banks and thrifts face significant competition from other financial institutions such as mutual funds, credit unions, mortgage banking companies and insurance companies, and increased competition may result from legislative broadening of regional and national interstate banking powers as has been recently enacted. Among other benefits, the legislation allows banks and bank holding companies to acquire across previously prohibited state lines and to consolidate their various bank subsidiaries into one unit. The Sponsor makes no prediction as to what, if any, manner of bank and thrift regulatory actions might ultimately be adopted or what ultimate effect such actions might have on a portfolio.

    The Federal Bank Holding Company Act of 1956 generally prohibits a bank holding company from (1) acquiring, directly or indirectly, more than 5% of the outstanding shares of any class of voting securities of a bank or bank holding company, (2) acquiring control of a bank or another bank holding company, (3) acquiring all or substantially all the assets of a bank, or (4) merging or consolidating with another bank holding company, without first obtaining Federal Reserve Board ("FRB") approval. In considering an application with respect to any such transaction, the FRB is required to consider a variety of factors, including the potential anti-competitive effects of the transaction, the financial condition and future prospects of the combining and resulting institutions, the managerial resources of the resulting institution, the convenience and needs of the communities the combined organization would serve, the record of performance of each combining organization under the Community Reinvestment Act and the Equal Credit Opportunity Act, and the prospective availability to the FRB of information appropriate to determine ongoing regulatory compliance with applicable banking laws. In addition, the federal Change In Bank Control Act and various state laws impose limitations on the ability of one or more individuals or other entities to acquire control of banks or bank holding companies.

    The FRB has issued a policy statement on the payment of cash dividends by bank holding companies. In the policy statement, the FRB expressed its view that a bank holding company experiencing earnings weaknesses should not pay cash dividends which exceed its net income or which could only be funded in ways that would weaken its financial health, such as by borrowing. The FRB also may impose limitations on the payment of dividends as a condition to its approval of certain applications, including applications for approval of mergers and acquisitions. The Sponsor makes no prediction as to the effect, if any, such laws will have on the Securities or whether such approvals, if necessary, will be obtained.

    Companies involved in the insurance industry are engaged in underwriting, reinsuring, selling, distributing or placing of property and casualty, life or health insurance. Other growth areas within the insurance industry include brokerage, reciprocals, claims processors and multiline insurance companies. Insurance company profits are affected by interest rate levels, general economic conditions, and price and marketing competition. Property and casualty insurance profits may also be affected by weather catastrophes and other disasters. Life and health insurance profits may be affected by mortality and morbidity rates. Individual companies may be exposed to material risks including reserve inadequacy and the inability to collect from reinsurance carriers. Insurance companies are subject to extensive governmental regulation, including the imposition of maximum rate levels, which may not be adequate for some lines of business. Proposed or potential tax law changes may also adversely affect insurance companies' policy sales, tax obligations, and profitability. In addition to the foregoing, profit margins of these companies continue to shrink due to the commoditization of traditional businesses, new competitors, capital expenditures on new technology and the pressures to compete globally.

    In addition to the normal risks of business, companies involved in the insurance industry are subject to significant risk factors, including those applicable to regulated insurance companies, such as: (i) the inherent uncertainty in the process of establishing property-liability loss reserves, particularly reserves for the cost of environmental, asbestos and mass tort claims, and the fact that ultimate losses could materially exceed established loss reserves which could have a material adverse effect on results of operations and financial condition; (ii) the fact that insurance companies have experienced, and can be expected in the future to experience, catastrophe losses which could have a material adverse impact on their financial condition, results of operations and cash flow; (iii) the inherent uncertainty in the process of establishing property-liability loss reserves due to changes in loss payment patterns caused by new claims settlement practices; (iv) the need for insurance companies and their subsidiaries to maintain appropriate levels of statutory capital and surplus, particularly in light of continuing scrutiny by rating organizations and state insurance regulatory authorities, and in order to maintain acceptable financial strength or claims-paying ability rating; (v) the extensive regulation and supervision to which insurance companies' subsidiaries are subject, various regulatory initiatives that may affect insurance companies, and regulatory and other legal actions; (vi) the adverse impact that increases in interest rates could have on the value of an insurance company's investment portfolio and on the attractiveness of certain of its products; (vii) the need to adjust the effective duration of the assets and liabilities of life insurance operations in order to meet the anticipated cash flow requirements of its policyholder obligations; and (vii) the uncertainty involved in estimating the availability of reinsurance and the collectibility of reinsurance recoverables.

    The state insurance regulatory framework has, during recent years, come under increased federal scrutiny, and certain state legislatures have considered or enacted laws that alter and, in many cases, increase state authority to regulate insurance companies and insurance holding company systems. Further, the National Association of Insurance Commissioners ("NAIC") and state insurance regulators are re-examining existing laws and regulations, specifically focusing on insurance companies, interpretations of existing laws and the development of new laws. In addition, Congress and certain federal agencies have investigated the condition of the insurance industry in the United States to determine whether to promulgate additional federal regulation. The Sponsor is unable to predict whether any state or federal legislation will be enacted to change the nature or scope of regulation of the insurance industry, or what effect, if any, such legislation would have on the industry.

    All insurance companies are subject to state laws and regulations that require diversification of their investment portfolios and limit the amount of investments in certain investment categories. Failure to comply with these laws and regulations would cause non-conforming investments to be treated as non-admitted assets for purposes of measuring statutory surplus and, in some instances, would require divestiture.

    Environmental pollution clean-up is the subject of both federal and state regulation. By some estimates, there are thousands of potential waste sites subject to clean up. The insurance industry is involved in extensive litigation regarding coverage issues. The Comprehensive Environmental Response Compensation and Liability Act of 1980 ("Superfund") and comparable state statutes ("mini-Superfund") govern the clean-up and restoration by "Potentially Responsible Parties" ("PRP's"). Superfund and the mini-Superfunds ("Environmental Clean-up Laws" or "ECLs") establish a mechanism to pay for clean-up of waste sites if PRP's fail to do so, and to assign liability to PRP's. The extent of liability to be allocated to a PRP is dependent on a variety of factors. The extent of clean-up necessary and the assignment of liability has not been fully established. The insurance industry is disputing many such claims. Key coverage issues include whether Superfund response costs are considered damages under the policies, when and how coverage is triggered, applicability of pollution exclusions, the potential for joint and several liability and definition of an occurrence. Similar coverage issues exist for clean up and waste sites not covered under Superfund. To date, courts have been inconsistent in their rulings on these issues. An insurer's exposure to liability with regard to its insureds which have been, or may be, named as PRPs is uncertain. Superfund reform proposals have been introduced in Congress, but none have been enacted. There can be no assurance that any Superfund reform legislation will be enacted or that any such legislation will provide for a fair, effective and cost-efficient system for settlement of Superfund related claims.

    While current federal income tax law permits the tax-deferred accumulation of earnings on the premiums paid by an annuity owner and holders of certain savings-oriented life insurance products, no assurance can be given that future tax law will continue to allow such tax deferrals. If such deferrals were not allowed, consumer demand for the affected products would be substantially reduced. In addition, proposals to lower the federal income tax rates through a form of flat tax or otherwise could have, if enacted, a negative impact on the demand for such products.

    Companies engaged in investment banking/brokerage and investment management include brokerage firms, broker/dealers, investment banks, finance companies and mutual fund companies. Earnings and share prices of companies in this industry are quite volatile, and often exceed the volatility levels of the market as a whole. Recently, ongoing consolidation in the industry and the strong stock market has benefited stocks which investors believe will benefit from greater investor and issuer activity. Major determinants of future earnings of these companies are the direction of the stock market, investor confidence, equity transaction volume, the level and direction of long-term and short-term interest rates, and the outlook for emerging markets. Negative trends in any of these earnings determinants could have a serious adverse effect on the financial stability, as well as the stock prices, of these companies. Furthermore, there can be no assurance that the issuers of the Securities included in a Trust will be able to respond in a timely manner to compete in the rapidly developing marketplace. In addition to the foregoing, profit margins of these companies continue to shrink due to the commoditization of traditional businesses, new competitors, capital expenditures on new technology and the pressures to compete globally.

     LIQUIDITY. Whether or not the stocks in the Trusts are listed on a stock exchange, the stocks may delist from the exchange or principally trade in an over-the-counter market. As a result, the existence of a liquid trading market could depend on whether dealers will make a market in the stocks. We cannot guarantee that dealers will maintain a market or that any market will be liquid. The value of the stocks could fall if trading markets are limited or absent.

     ADDITIONAL UNITS. The Sponsor may create additional Units of your Trust by depositing into such Trust additional stocks or cash with instructions to purchase additional stocks. A cash deposit could result in a dilution of your investment and anticipated income because of fluctuations in the price of the stocks between the time of the deposit and the purchase of the stocks and because your Trust will pay brokerage fees.

     VOTING. Only the Trustee may sell or vote the stocks in your Trust. While you may sell or redeem your Units, you may not sell or vote the stocks in your Trust. The Sponsor will instruct the Trustee how to vote the stocks. The Trustee will vote the stocks in the same general proportion as shares held by other shareholders if the Sponsor fails to provide instructions.

SPONSOR INFORMATION

     Van Kampen Funds Inc. is the Sponsor of the Trusts. Van Kampen Funds Inc. is a wholly owned subsidiary of Van Kampen Investments Inc., which is an indirect wholly owned subsidiary of Morgan Stanley. The principal office of the Sponsor is located at 1221 Avenue of the Americas, New York, New York 10020.

     Morgan Stanley is a preeminent global financial services firm that maintains leading market positions in each of its three primary businesses: securities, asset management and credit services.

     With roots in money management dating back to 1927, Van Kampen has helped more than four generations of investors achieve their financial goals. As of November 30, 2003, the total stockholders' equity of Van Kampen Funds Inc. was $175,086,426 (unaudited). Van Kampen Funds Inc. and your Trust have adopted a code of ethics requiring Van Kampen's employees who have access to information on Trust transactions to report personal securities transactions. The purpose of the code is to avoid potential conflicts of interest and to prevent fraud, deception or misconduct with respect to your Trust. (This paragraph relates only to the Sponsor and not to your Trust or to any other Series thereof. The information is included herein only for the purpose of informing investors as to the financial responsibility of the Sponsor and its ability to carry out its contractual obligations. More detailed financial information will be made available by the Sponsor upon request.)

     If the Sponsor shall fail to perform any of its duties under the Trust Agreement or become incapable of acting or shall become bankrupt or its affairs are taken over by public authorities, then the Trustee may (i) appoint a successor Sponsor at rates of compensation deemed by the Trustee to be reasonable and not exceeding amounts prescribed by the Securities and Exchange Commission, (ii) terminate the Trust Agreement and liquidate your Trust as provided therein or (iii) continue to act as Trustee without terminating the Trust Agreement.

TRUSTEE INFORMATION

     The Trustee is The Bank of New York, a trust company organized under the laws of New York. The Bank of New York has its unit investment trust division offices at 101 Barclay Street, New York, New York 10286 (800) 221-7668. The Bank of New York is subject to supervision and examination by the Superintendent of Banks of the State of New York and the Board of Governors of the Federal Reserve System, and its deposits are insured by the Federal Deposit Insurance Corporation to the extent permitted by law.

     The duties of the Trustee are primarily ministerial in nature. It did not participate in the selection of Securities for your Trust portfolio.

     In accordance with the Trust Agreement, the Trustee shall keep proper books of record and account of all transactions at its office for the Trusts. Such records shall include the name and address of, and the number of Units of the Trusts held by every Unitholder. Such books and records shall be open to inspection by any Unitholder at all reasonable times during the usual business hours. The Trustee shall make such annual or other reports as may from time to time be required under any applicable state or federal statute, rule or regulation. The Trustee is required to keep a certified copy or duplicate original of the Trust Agreement on file in its office available for inspection at all reasonable times during the usual business hours by any Unitholder, together with a current list of the Securities held in the Trust.

     Under the Trust Agreement, the Trustee or any successor trustee may resign and be discharged of its responsibilities created by the Trust Agreement by executing an instrument in writing and filing the same with the Sponsor. The Trustee or successor trustee must mail a copy of the notice of resignation to all Unitholders then of record, not less than 60 days before the date specified in such notice when such resignation is to take effect. The Sponsor upon receiving notice of such resignation is obligated to appoint a successor trustee promptly. If, upon such resignation, no successor trustee has been appointed and has accepted the appointment within 30 days after notification, the retiring Trustee may apply to a court of competent jurisdiction for the appointment of a successor. The Sponsor may remove the Trustee and appoint a successor trustee as provided in the Trust Agreement at any time with or without cause. Notice of such removal and appointment shall be mailed to each Unitholder by the Sponsor. Upon execution of a written acceptance of such appointment by such successor trustee, all the rights, powers, duties and obligations of the original trustee shall vest in the successor. The resignation or removal of a Trustee becomes effective only when the successor trustee accepts its appointment as such or when a court of competent jurisdiction appoints a successor trustee.

     Any corporation into which a Trustee may be merged or with which it may be consolidated, or any corporation resulting from any merger or consolidation to which a Trustee shall be a party, shall be the successor trustee. The Trustee must be a banking corporation organized under the laws of the United States or any state and having at all times an aggregate capital, surplus and undivided profits of not less than $5,000,000.

TRUST TERMINATION

     The Trusts may be liquidated at any time by consent of Unitholders representing 66 2/3% of the Units of such Trust then outstanding or by the Trustee when the value of the Securities owned by your Trust, as shown by any evaluation, is less than $500,000 ($3,000,000 if the value of your Trust has exceeded $15,000,000). Your Trust will be liquidated by the Trustee in the event that a sufficient number of Units of your Trust not yet sold are tendered for redemption by the Sponsor, so that the net worth of such Trust would be reduced to less than 40% of the value of the Securities at the time they were deposited in the Trust. If your Trust is liquidated because of the redemption of unsold Units by the Sponsor, the Sponsor will refund to each purchaser of Units the entire sales charge paid by such purchaser. The Trust Agreement will terminate upon the sale or other disposition of the last Security held thereunder, but in no event will it continue beyond the Mandatory Termination Date.

     Commencing during the period beginning nine business days prior to, and no later than, the Mandatory Termination Date, Securities may begin to be sold in connection with the termination of your Trust. The Sponsor will determine the manner, timing and execution of the sales of the Securities. The Sponsor shall direct the liquidation of the Securities in such manner as to effectuate orderly sales and a minimal market impact. In the event the Sponsor does not so direct, the Securities shall be sold within a reasonable period and in such manner as the Trustee, in its sole discretion, shall determine. At least 30 days before the Mandatory Termination Date the Trustee will provide written notice of any termination to all Unitholders of the appropriate Trust and in the case of a Trust will include with such notice a form to enable Unitholders owning the minimum number of Units described in the Prospectus to request an in kind distribution of the Securities. To be effective, this request must be returned to the Trustee at least five business days prior to the Mandatory Termination Date. On the Mandatory Termination Date (or on the next business day thereafter if a holiday) the Trustee will deliver each requesting Unitholder's pro rata number of whole shares of the Securities in the Trusts to the account of the broker-dealer or bank designated by the Unitholder at Depository Trust Company. The value of the Unitholder's fractional shares of the Securities will be paid in cash. Unitholders not requesting an in kind distribution will receive a cash distribution from the sale of the remaining Securities within a reasonable time following the Mandatory Termination Date. Regardless of the distribution involved, the Trustee will deduct from the funds of your Trust any accrued costs, expenses, advances or indemnities provided by the Trust Agreement, including estimated compensation of the Trustee, costs of liquidation and any amounts required as a reserve to provide for payment of any applicable taxes or other governmental charges. Any sale of Securities in the Trust upon termination may result in a lower amount than might otherwise be realized if such sale were not required at such time. The Trustee will then distribute to each Unitholder of each Trust his pro rata share of the balance of the Income and Capital Accounts.

     Within 60 days of the final distribution Unitholders will be furnished a final distribution statement of the amount distributable. At such time as the Trustee in its sole discretion will determine that any amounts held in reserve are no longer necessary, it will make distribution thereof to Unitholders in the same manner.



                                                                       EMSPRO190



                      Contents of Post-Effective Amendment
                            to Registration Statement

           This Post-Effective Amendment to the Registration Statement comprises the following papers and documents:

                                The facing sheet

                                 The prospectus

                                 The signatures

                     The Consent of Independent Accountants

                                   Signatures

         Pursuant to the requirements of the Securities Act of 1933, the Registrant, Van Kampen Focus Portfolios, Series 190, certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, and its seal to be hereunto affixed and attested, all in the City of Chicago and State of Illinois on the 23rd day of February, 2004.

                                         VAN KAMPEN FOCUS PORTFOLIOS, SERIES 190
                                                                    (Registrant)

                                                        By Van Kampen Funds Inc.
                                                                     (Depositor)

                                                         By: Dominick Cogliandro
                                                              Executive Director
                                                                          (Seal)

     Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below on February 23, 2004 by the following persons who constitute a majority of the Board of Directors of Van Kampen Funds Inc.:

SIGNATURE                             TITLE

Mitchell M. Merin                   Chairman                                  )

A. Thomas Smith III                 Managing Director                         )

John L. Sullivan                    Managing Director                         )

David M. Swanson                    Managing Director                         )


                                                         /s/ DOMINICK COGLIANDRO
                                                             -------------------
                                                             (Attorney-in-fact*)
--------------------

* An executed copy of each of the related powers of attorney is filed herewith or was filed with the Securities and Exchange Commission in connection with the Registration Statement on Form S-6 of Van Kampen Focus Portfolios, Series 369 (File No. 333-101485) dated December 3, 2003 and the same are hereby incorporated herein by this reference.